Filed under Rules 497(e)

Registration No. 811-3738

VALIC COMPANY I

Dividend Value Fund

(the “Fund”)

Supplement to the Prospectus dated October 1, 2012, as supplemented to date

Effective October 18, 2013, a team consisting of Timothy Pettee, Andrew Sheridan and Timothy Campion will serve as portfolio managers of the Fund, replacing Brendan Voege. Accordingly, in the Fund Summary, under Investment Adviser, the portfolio management disclosure pertaining to Mr. Voege is hereby deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title

Timothy Pettee	2013	Lead Portfolio Manager and Chief Investment Officer
Andrew Sheridan	2013	Co-Portfolio Manager and Vice President
Timothy Campion	2013	Co-Portfolio Manager and Vice President

In addition, under the Management section, under Investment Sub-Advisers, all references to Mr. Voege with respect to the Fund are deleted in their entirety and replaced with the following:

The Dividend Value Fund is managed by a team consisting of Timothy Pettee, Andrew Sheridan and Timothy Campion, with Mr. Pettee serving as team leader. Mr. Pettee, Senior Vice President and Chief Investment Officer, joined SAAMCo in 2003. Mr. Sheridan, Vice President, Portfolio Manager and Senior Research Analyst, joined SAAMCo in 2003. In addition to his portfolio management responsibilities, Mr. Sheridan is a member of the SAAMCo research team, covering the technology industry. Mr. Campion is a Vice President, Portfolio Manager and Quantitative Analyst at SAAMCo. He is responsible for the management and trading of a wide variety of domestic equity index funds. Mr. Campion joined SAAMCo in 2012. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge Investments LLC since 1999.

Please retain this supplement for future reference.

Date: October 7, 2013

Filed under Rule 497(e)

Registration No. 811-3738

VALIC COMPANY I

Dividend Value Fund

(the “Fund”)

Supplement to the Statement of Additional Information (“SAI”)

dated October 1, 2013, as supplemented to date

Effective October 18, 2013, Timothy Pettee, Andrew Sheridan and Timothy Campion serve as portfolio managers of the Fund, replacing Brendan Voege. Accordingly, under Portfolio Managers, in the section Other Accounts with regard to SunAmerica Asset Management Corp., information pertaining to Mr. Voege is hereby deleted in its entirety and replaced with the following:

		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

SAAMCo	Timothy Pettee	13	$13,016	0	0	0	0

	Andrew Sheridan	8	$7,390	0	0	0	0

	Timothy Campion	16	$16,804	0	0	0	0

Please retain this supplement for future reference.

Date: October 7, 2013